WARRANTS TO PURCHASE REDEEMABLE CONVERTIBLE PREFERRED STOCK	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
WARRANTS TO PURCHASE REDEEMABLE CONVERTIBLE PREFERRED STOCK

NOTE 11 – WARRANTS TO PURCHASE REDEEMABLE CONVERTIBLE PREFERRED STOCK

In April 2021, Notable issued 230,000 (8,050,000 pre-reverse split) pre-funded warrants in lieu of ordinary shares in an underwritten public offering at a price per share of $1.89. The pre-funded warrants were exercisable for $0.35 per share and had no expiration date. As of December 31, 2023, all of the pre-funded warrants have been exercised.

In connection with the issuance of Series C redeemable convertible preferred stock, Notable US issued warrants to purchase Series C redeemable convertible preferred stock (“Series C Warrant” and collectively “Series C Warrants”). The Series C Warrant holders are entitled to purchase up to 94,988 of Notable’s ordinary shares at an exercise price of $113.35 per share. The Series C Warrants are fully vested upon issuance and expire in June 2032. There have been no exercises of Series C Warrants as of December 31, 2023.

NOTABLE LABS, LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

The Company measures its Series C Warrant liability, classified as a Level 3 liability, at fair value on a recurring basis with the change in fair value recorded in the consolidated statements of operations and comprehensive loss until the warrants are exercised, expire or other facts and circumstances lead the warrant liability to be reclassified as an equity instrument. The fair value is determined using an option-pricing backsolve method. The fair value of the Series C Warrant Liability as of December 31, 2022 was determined by using a probability weighted expected return method under a scenario in which Notable US completes a merger with a public company and a scenario in which Notable US continues to operate until a later exit, which was estimated using the option pricing method. The fair value of the Series C Warrant Liability as of December 31, 2023 was determined using the Black-Scholes option pricing model.

The following assumptions were used in estimating the fair value of the warrants:

As of December 31, 2023:

Risk-free interest rate	3.88%
Expected life (years)	8.46
Expected volatility	163.0%
Annual dividend yield	0.00%

As of issuance in July 2022:

Risk-free interest rate	3.11%
Expected life (years)	2.5
Expected volatility	95.0%
Annual dividend yield	0.0%

As of December 31, 2022:

Risk-free interest rate	4.41%
Expected life (years)	2.00
Expected volatility	95.0%
Annual dividend yield	0.00%

The following is a summary of the Company’s redeemable convertible preferred stock warrant liability activity for the years ended December 31, 2023 and 2022:

Redeemable convertible preferred stock warrant liability
Balance as of December 31, 2021	$—
Fair value of warrants at issuance	2,053
Change in fair value	3,060
Balance as of December 31, 2022	5,113
Change in fair value	(4,950)
Balance as of December 31, 2023	$163

NOTABLE LABS, LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023